Gains or losses on non-current assets held for sale not classified as discontinued operations	12 Months Ended
Dec. 31, 2018
Non-current assets held for sale
Gains or losses on non-current assets held for sale not classified as discontinued operations

50.   Gains or losses on non-current assets held for sale not classified as discontinued operations

The detail of Gains/(losses) on non-current assets held for sale not classified as discontinued operations is as follows:

	Million of euros
Net balance	2018	2017	2016

Tangible assets	(123)	(195)	(141)
Impairment (Note 12)	(259)	(306)	(212)
Gain (loss) on sale (Note 12)	136	111	71
Other gains and other losses	—	(8)	—
	(123)	(203)	(141)